Financial Instruments - Summary of floating-rate financial liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Floating interest rate [member] | Long-term borrowings [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	¥ 65,671	¥ 67,407